Shareholder Fees - FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO	Dec. 30, 2024 USD ($)
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none